Income Tax - Additional Information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses with no expiration date	€ 483,570		€ 466,153		€ 392,633
Increase (Decrease) Unused Tax Losses	277
Unused tax losses subject to expiration	€ 15,181	$ 16,775	€ 14,198	$ 16,446	€ 11,955	$ 16,081
Expiration period	20 years